OTHER LONG TERM LIABILITIES	12 Months Ended
Feb. 28, 2014
OTHER LONG TERM LIABILITIES [Abstract]
OTHER LONG TERM LIABILITIES

12. OTHER LONG TERM LIABILITIES

Other long term liabilities are apportioned as follows:

	February 28, 2014	February 28, 2013
Warranty accrual	113	252
Deferred Revenue	461	531
Total Other Long Term Liabilities	574	783